Commitment and Contingencies - Capital commitments (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies
Property and equipment	¥ 428,448	¥ 551,582
Leasehold improvements	54,911	68,652
Total	¥ 483,359	¥ 620,234